IBOR transition	6 Months Ended
Jun. 30, 2023
IBOR transition [Abstract]
IBOR transition [Text Block]	Interest rate benchmark reform As of June 30, 2023, Deutsche Bank materially completed the transition of its remaining transactions linked to USD LIBOR rates. All the positions previously referencing GBP LIBOR, CHF LIBOR, JPY LIBOR, EUR LIBOR, EONIA and those USD LIBOR tenors that ceased in early 2022 have been transitioned to an alternative reference rate. The bank panel to determine the USD LIBOR permanently ceased as of June 30, 2023. However, certain short-term US dollar LIBOR settings will continue to be published using a synthetic methodology until September 2024. Where the maturity is after June 30, 2023, Deutsche Bank’s financial instruments exposure linked to synthetic USD LIBOR settings is € 28 billion as of June 30, 2023, mainly related to loans and off-balance sheet exposure. Remaining USD LIBOR exposure post June 2023 cessation relate to positions temporarily utilizing the last available LIBOR fixing or synthetic LIBOR to complete transition. These positions are closely monitored and are on track to transition. IBOR reform Dec 31, 2022 in € m. USD LIBOR Non-Derivative Financial assets 33,862 Loans 31,416 Other 2,445 Derivative Financial assets 3,062,368 Total financial assets 3,096,230 Non-Derivative Financial liabilities 8,666 Bonds 7,731 Deposits 728 Other 207 Derivative Financial liabilities 2,835,216 Total financial liabilities 2,843,883 Off-balance sheet 34,914